BALANCE SHEET COMPONENTS - Schedule of Content Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Licensed content, net
Total licensed content, net	$ 13,329	$ 16,628
Produced content, net
Total content assets, net	18,182	28,315
Total Content, Net	31,511	44,943
Released, less amortization and impairment
Licensed content, net
Total licensed content, net	10,190	8,271
Produced content, net
Total content assets, net	17,717	22,880
Prepaid and unreleased
Licensed content, net
Total licensed content, net	3,139	8,357
In production
Produced content, net
Total content assets, net	$ 465	$ 5,435